SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries		$ 3,666,430	$ 2,435,726	$ 2,245,853
Share-based payments	[1]	3,640,115	3,021,067	2,411,669
Total		$ 7,306,545	$ 5,456,793	$ 4,657,522

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.